Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Numerator:
Net income	$ 16,643	$ 19,539	$ 25,050	$ 32,971
Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,669	109,653	109,669	109,653